Other financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Other non-current financial assets	€ 1,109	€ 3,215
Financing receivables held for operating and non operating purpose
Other financial assets
Other non-current financial assets	1,046	3,153
Financing receivables held for operating and non operating purpose | US Dollars
Other financial assets
Other financial assets	4,325	3,351
Financing receivables held for operating and non operating purpose | Euro
Other financial assets
Other financial assets	307	855
Financing receivables held for operating purposes
Other financial assets
Other non-current financial assets	910	1,044
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	90	214
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	741
Financing receivables held for operating purposes | Exploration & Production | Coral FLNG SA
Other financial assets
Other financial assets	417	522
Financing receivables held for non operating purpose
Other financial assets
Other non-current financial assets	136	2,109
Restricted deposits in escrow to guarantee transactions on derivative contracts	495	937
Financing receivables held for non operating purpose | Mozambique Rovuma Venture SpA
Other financial assets
Other non-current financial assets	710
Financing receivables held for non operating purpose | Exploration & Production | Mozambique Rovuma Venture SpA
Other financial assets
Other financial assets	2,318	1,769
Financing receivables held for non operating purpose | Global Gas & LNG Portfolio
Other financial assets
Restricted deposits in escrow to guarantee transactions on derivative contracts	463	907
Securities held for operating purposes
Other financial assets
Other non-current financial assets	63	62
Financial assets pledged as collateral for liabilities or contingent liabilities	18	€ 11
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	€ 910